Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Current assets
Cash and cash equivalents		$ 328,081	$ 2,000,732
Accounts receivable, net		6,405,486	6,302,696
Inventories, net		35,675	66,331
Deposits paid to media platforms			482,650
Prepaid expenses and other current assets, net		1,625,517	2,689,581
Short-term loan to third party		8,993,306	410,000
Interest receivable from loan to third party		386,261
Total current assets		19,017,776	11,951,990
Non-current assets
Property and equipment, net		50,594	85,807
Right-of-use assets, net		516,167	653,730
Total non-current assets		566,761	739,537
TOTAL ASSETS		19,584,537	12,691,527
Current liabilities
Accounts payable		324,069	624,723
Accrued expenses and other current liabilities		303,413	236,813
Short-term debts			32,810
Current portion of long-term debts		243,557	428,702
Contract liabilities		208,483	533,625
Lease liabilities - current		203,600	231,978
Convertible notes		7,884,325	964,865
Interest payable of convertible notes		1,555,689
Income tax payable		850,866	1,017,619
Total current liabilities		11,574,002	4,385,679
Non-current liabilities
Long-term debts		734,023	839,560
Lease liabilities – non-current		334,973	441,504
Total non-current liabilities		1,068,996	1,281,064
Total liabilities		12,642,998	5,666,743
Commitments and contingencies (Note 21)
Shareholders’ equity
Additional paid in capital		8,564,021	5,591,596
Treasury Shares		(500)
Statutory reserve		11,348	11,348
Retained earnings		(1,474,142)	1,613,217
Accumulated other comprehensive loss		(168,638)	(196,752)
Total shareholders’ equity		6,941,539	7,024,784
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		19,584,537	12,691,527
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	7,700	5,375
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	1,750
Related Party
Current assets
Amount due from related parties		1,243,450
Current liabilities
Amounts due to related parties			$ 314,544

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16)